SHARE CAPITAL AND OTHER RESERVES - Changes in share options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
SHARE CAPITAL AND OTHER RESERVES
Maximum term of each share option	10 years
Maximum number of common shares reserved for issuance	3,827,175
Number of share options
Outstanding, beginning balance	3,463,333	1,093,333	716,663
Granted	225,000	2,370,000	460,003
Expired	(66,667)	0	(83,333)
Outstanding, ending balance	3,621,666	3,463,333	1,093,333
Weighted average exercise price
Outstanding, beginning balance | $ / shares	$ 1.06	$ 1.67	$ 2.37
Granted | $ / shares	1	0.77	0.92
Expired | $ / shares	2.25	0	2.36
Outstanding, ending balance | $ / shares	$ 1.01	$ 1.06	$ 1.67